Significant Accounting Judgments, Estimates, and Assumptions (Tables)	9 Months Ended
Jul. 31, 2022
Significant Accounting Judgments Estimates And Assumptions
Summary of Exposures to Interest Rate Benchmarks Subject to IBOR Reform
The following table discloses the Bank’s exposure to financial instruments referencing CDOR that have yet to transition to an ARR and mature after June 28, 2024, including certain demand deposits that have no specific maturity.
Exposures to Interest Rate Benchmarks Subject to IBOR Reform

(millions of Canadian dollars)						As at July 31, 2022
	Non-derivative financial assets 1		Non-derivative financial liabilities 2			Derivatives	Off-balance sheet commitments 3
	Carrying amount		Carrying amount	Notional 4	Positive fair value	Negative fair value	Contractual amount
CDOR	$18,137		$29,523	$2,510,492	$2,362	$3,373	$26,864
Cross-currency swaps
CDOR/ US LIBOR	n/a	5	n/a	132,965	1,574	1,617	n/a
CDOR / other rates 6	n/a		n/a	75,431	1,002	1,463	n/a
	n/a		n/a	208,396	2,576	3,080	n/a
Total	$18,137		$29,523	$2,718,888	$4,938	$6,453	$26,864
1
Loans reported under non-derivative financial assets represent the drawn amounts and exclude allowance for loan losses.

As at July 31, 2022, the carrying amount of non-derivative financial assets indexed to CDOR was $18 billion, of which $12 billion relates to Customers’ liability under acceptances, $2 billion relates to Loans, and $2 billion relates to Debt securities at amortized cost.

2
As at July 31, 2022, the carrying amount of non-derivative financial liabilities indexed to CDOR was $30 billion, of which $12 billion relates to Acceptances
,

$9
billion relates to Subordinated notes and debentures, and $5 billion relates to demand deposits with no specific maturity.

3
Many of the Bank’s corporate loan facilities permit the borrower to select the benchmark interest rate upon drawing on the facility. Based on the Bank’s historical experience, the benchmark interest rate selected by the borrower is often the same as the facility currency and therefore the Bank has assumed that the benchmark interest rate for its undrawn credit and liquidity commitments is the same as the facility currency for the purpose of this disclosure.

4
As at July 31, 2022, the notional amount of derivatives indexed to CDOR
1-month
and
3-month
tenors in qualifying hedge accounting relationships that are maturing after June 28, 2024 and have yet to transition to an ARR was $124 billion for those hedging interest rate risk and $98 billion for those hedging foreign exchange risk.

5	Not applicable.
6	“Other rates” refer to rates that are not subject to IBOR reform or have already been reformed.